CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Net revenues	$ 2,336,522	$ 1,662,951	$ 7,642,474	$ 2,834,161	$ 23,402,254	$ 7,970,276	$ 10,484,305	$ 7,776,131
Costs and expenses
Cost of services	2,050,913	1,184,786	6,090,345	2,032,851	15,511,829	6,748,726	9,076,213	6,316,164
Gross profit							1,408,092	1,459,967
General and administrative	826,870	531,120	2,889,598	1,603,625	8,350,837	4,569,020	5,286,610	3,517,536
Depreciation and amortization	5,765	4,506	194,060	6,281	399,240	19,164	31,361	20,918
Total costs and expenses	2,883,548	1,720,412	9,174,003	3,642,757	24,261,906	11,336,910	5,317,971	3,538,454
Loss from operations	(547,026)	(57,461)	(1,531,529)	(808,596)	(859,652)	(3,366,634)	(3,909,879)	(2,078,487)
Other (expense) income
Loss on change in fair value of derivative liabilities							0	(5,853,855)
Interest expense	(184,578)	(86,114)	(362,935)	(156,257)	(969,060)	(518,509)	(679,184)	(930,176)
Change in fair value of warrant and conversion feature liability			358,433	0	480,568	0	0	(5,853,855)
Other income (expense)	28,816	1,476	112,648	(739)	51,736	6,751	49,702	(37,246)
Total other income (expense)	(155,762)	(84,638)	108,146	(156,996)	(436,756)	(511,758)	(629,482)	(6,821,277)
Loss before (benefit) provision for income taxes	(702,788)	(142,099)	(1,423,383)	(965,592)	(1,296,408)	(3,878,392)
(Benefit) provision for income taxes	7,820	3,004	(31,944)	(800)	66,647	0	19,513	4,800
Income (loss) before provision for state income tax							(4,539,361)	(8,899,764)
Net loss	(710,608)	(145,103)	(1,391,439)	(964,792)	(1,363,055)	(3,878,392)	(4,558,874)	(8,904,564)
Net income attributable to noncontrolling interest	(55,834)	(79,296)	(300,144)	(110,040)	(629,959)	(339,368)	(461,424)	(501,501)
Net loss attributable to Apollo Medical Holdings, Inc.	(766,442)	(224,399)	(1,691,583)	(1,074,832)	(1,993,014)	(4,217,760)	(5,020,298)	(9,406,065)
Other comprehensive loss:
Unrealized change in value of marketable securities			(33,088)	0	0	0
Comprehensive loss			(1,724,671)	(1,074,832)	(1,993,014)	(4,217,760)
NET LOSS PER SHARE:
BASIC AND DILUTED	$ (0.16)	$ (0.06)	$ (0.35)	$ (0.28)	$ (0.41)	$ (1.13)	$ (1.37)	$ (2.90)
WEIGHTED AVERAGE SHARES OF COMMON STOCK OUTSTANDING:
BASIC AND DILUTED	4,717,521	3,484,344	4,875,955	3,903,873	4,900,909	3,725,178	3,666,165	3,246,700
SCHC
Revenues:
Patient fees									3,235,921	3,121,549	6,003,783	5,750,677
Billing adjustments and refunds									(177,535)	(276,407)	(183,048)	(127,280)
Patient fees, net									3,058,386	2,845,142	5,820,735	5,623,397
Other operating revenues									17,308	29,172	76,777	63,473
Net revenues									3,075,694	2,874,314	5,897,512	5,686,870
Costs and expenses
Cost of services									2,518,430	2,466,454	5,017,629	4,991,324
General and administrative									118,716	116,258	242,402	268,603
Depreciation and amortization									157,622	253,359	508,778	641,891
Total costs and expenses									2,794,768	2,836,071	5,768,809	5,901,818
Loss from operations									280,926	38,243	128,703	(214,948)
Other (expense) income
Interest expense									(32,035)	(42,879)	(82,234)	(104,229)
Income (loss) before provision for state income tax									248,891	(4,636)	46,469	(319,177)
Provision for state income taxes									(800)	(800)	(800)	(800)
Net loss									$ 248,091	$ (5,436)	$ 45,669	$ (319,977)